                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:           /  /     (a)
             or fiscal year ending:       12/31/99     (b)

Is this a transition report?   (Y/N):                                N
                                                                    ---
                                                                    Y/N

Is this an amendment to a previous filing?   (Y/N):                  N
                                                                    ---
                                                                    Y/N

Those items or sub-items with a box [Z] after the item number should be COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.

1.   A.  Registrant Name:  The Manufacturers Life Insurance Company of North
                           America Separate Account B

     B.  File Number:      811 - 5228

     C.  Telephone Number: (617) 663-3000

2.   A.  Street:           500 Boylston Street

     B.  City:  Boston     C.  State:  MA       D.  Zip Code:  02116   Zip Ext.

     E.  Foreign Country:                                Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)-----------   N
                                                                             ---
                                                                             Y/N

4.   Is this the last filing on this form by Registrant?  (Y/N)------------   N
                                                                             ---
                                                                             Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)-------   N
     [If answer is "Y" (Yes), complete only items 89 through 110.]           ---
                                                                             Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)--------------------   Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]          ---
                                                                             Y/N

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)--------  ---
         [If answer is "N" (No), go to item 8.]                              Y/N

     B. How many separate series or portfolios did Registrant have at the end of the period?----------------------------------------- ---


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     For period ending    12/31/99
                       ---------------
     File number 811-     5228
                       ---------------

116.   Family of investment companies information:

       A.  [Z] Is Registrant part of a family of investment companies?
               (Y/N) --------------------------------------------------    -----
                                                                            Y/N
       B.  [Z] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __

               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A.  [Z] Is Registrant a separate account of an insurance company?
               (Y/N) --------------------------------------------------    -----
                                                                            Y/N

           If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B.  [Z] Variable annuity contracts?  (Y/N) ---------------------    -----
                                                                            Y/N

       C.  [Z] Schedule premium variable life contracts?  (Y/N) -------    -----
                                                                            Y/N

       D.  [Z] Flexible premium variable life contracts?  (Y/N) -------    -----
                                                                            Y/N

       E.  [Z] Other types of insurance products registered under the
               Securities Act of 1933?  (Y/N) -------------------------    -----
                                                                            Y/N

118.   [Z] State the number of series existing at the end
           of the period that had securities registered under the
           Securities Act of 1933 -------------------------------------    -----

119.   [Z] State the number of new series for which
           registration statements under the Securities Act of 1933
           became effective during the period -------------------------    -----

120.   [Z] State the total value of the portfolio
           securities on the date of deposit for the new series included
           in item 119 ($000's omitted) -------------------------------    -----

121.   [Z] State the number of series for which a current prospectus was
           in existence at the end of the period ----------------------      0
                                                                           -----

122.   [Z] State the number of existing series for which
           additional units were registered under the Securities Act of
           1933 during the current period -----------------------------    -----


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     For period ending    12/31/99
                       --------------
     File number 811-     5228
                       --------------

123.  [Z] State the total value of the additional units
          considered in answering item 122 ($000's omitted) -------     -------

124.  [Z] State the total value of units of prior series
          that were placed in the portfolios of subsequent series
          during the current period (the value of these units is
          to be measured on the date they were placed in the
          subsequent series) ($000's omitted) ---------------------     -------

125.  [Z] State the total dollar amount of sales loads
          collected (before reallowances to other brokers or
          dealers) by Registrant's principal underwriter and any
          underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
          omitted) ------------------------------------------------     -------

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
      subsequent series). ($000's omitted) ------------------------     -------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                   Number of         Total Assets            Total Income
                                                                    Series              ($000's             Distributions
                                                                   Investing           omitted)            ($000's omitted)
                                                                 --------------     ----------------      -------------------
A   U.S. Treasury direct issue-----------------------------                         $                     $
                                                                 --------------     ----------------      -------------------
B   U.S. Government agency---------------------------------                         $                     $
                                                                 --------------     ----------------      -------------------
C   State and municipal tax-free---------------------------                         $                     $
                                                                 --------------     ----------------      -------------------
D   Public utility debt------------------------------------                         $                     $
                                                                 --------------     ----------------      -------------------
E   Broker or dealers debt or debt of brokers' or dealers'                          $                     $
    parent-------------------------------------------------
                                                                 --------------     ----------------      -------------------
F   All other corporate intermed. & long-term debt---------                         $                     $
                                                                 --------------     ----------------      -------------------
G   All other corporate short-term debt--------------------                         $                     $
                                                                 --------------     ----------------      -------------------
H   Equity securities or brokers or dealers or parents of
    brokers or dealers-------------------------------------                         $                     $
                                                                 --------------     ----------------      -------------------
I   Investment company equity securities-------------------                         $                     $
                                                                 --------------     ----------------      -------------------
J   All other equity securities----------------------------      1                  $97,157               $5,364
                                                                 --------------     ----------------      -------------------
K   Other securities---------------------------------------                         $                     $
                                                                 --------------     ----------------      -------------------
L   Total assets of all series of Registrant                                        $97,157
                                                                                    ----------------


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     For period ending     12/31/99
                       ----------------
     File number 811-      5228
                       ----------------


128.  [Z]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
           an entity other than the insurer? (Y/N) -------------------   -------
                                                                           Y/N
           [If answer is "N" (No), go to item 131.]

129.  [Z]  Is the issuer of any instrument covered in item
           128 delinquent or in default as to payment of principal or
           interest at the end of the current period? (Y/N) ---------    -------
                                                                           Y/N
           [If answer is "N" (No), go to item 131.]

130.  [Z]  In computations of NAV or offering price per
           unit, is any part of the value attributed to instruments
           identified in item 129 derived from insurance or
           guarantees? (Y/N) ----------------------------------------    -------
                                                                           Y/N

131.  Total expenses incurred by all series of Registrants during the
      current reporting period ($000's omitted) ---------------------    $2,104
                                                                         -------

132. [Z] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-   5228  811-         811-          811-          811-
                --------     -------      --------      --------      ---------
           811-         811-         811-          811-          811-
                --------     -------      --------      --------      ---------
           811-         811-         811-          811-          811-
                --------     -------      --------      --------      ---------
           811-         811-         811-          811-          811-
                --------     -------      --------      --------      ---------
           811-         811-         811-          811-          811-
                --------     -------      --------      --------      ---------
           811-         811-         811-          811-          811-
                --------     -------      --------      --------      ---------
           811-         811-         811-          811-          811-
                --------     -------      --------      --------      ---------
           811-         811-         811-          811-          811-
                --------     -------      --------      --------      ---------
           811-         811-         811-          811-          811-
                --------     -------      --------      --------      ---------


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     For period ending      12/31/99
                        ----------------
     File number 811-       5228
                        ----------------


       This report is signed on behalf of the registrant in the city of Boston in the state of Massachusetts on the 22nd day of February, 2000.

The Manufacturers Life Insurance Company of North America Separate Account B



        /s/ DAVID W. LIBBEY
        ------------------------------
        David W. Libbey
        Vice President, Treasurer and
        Chief Financial Officer



        /s/ JAMES D. GALLAGHER
        ------------------------------
        Attest
        James D. Gallagher
        Vice President, Secretary
        and General Counsel